ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable:
Gross	¥ 354,057	¥ 214,142
Unearned interest	(24,544)	(15,130)
Total accounts receivable	329,513	199,012
Less: allowance for doubtful accounts	(98,231)	(100,462)	¥ (66,857)	¥ (35,347)
Total accounts receivable, net	¥ 231,282	¥ 98,550